Trade and other receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables
Trade and other receivables

8Trade and other receivables

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Government receivables	7,440	5,415
Prepayments	4,203	6,571
Other receivables	2,514	672
	14,157	12,658

Included within Government receivables is £4,909 thousand for the R&D tax credit receivable (December 31, 2021: £2,716 thousand).

15Trade and other receivables

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Government receivables	5,415	1,989
Prepayments	6,571	733
Other receivables	672	810
	12,658	3,532

Included within Government receivables is £2,716 thousand for the R&D tax credit receivable (2020: £328 thousand) and £2,595 thousand for VAT receivable (2020: £6 thousand). Prepayments includes £3,805 thousand in relation to insurances (2020: £nil).

The fair value of trade and other receivables classified as financial instruments are disclosed in note 25 Financial instruments. Expected credit losses were not significant in 2021 or 2020.

The Group’s exposure to credit and market risks, including impairments and allowances for credit losses, relating to trade and other receivables is disclosed in note 26 Financial risk management and impairment of financial assets.